Trade payables and other current liabilities	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade payables and other current liabilities	Trade payables, other current liabilities and current contract liabilities

	At December 31,
	2021	2022	2023
	(in thousands)
Trade payables	$13,916	$9,342	$16,281
Other current liabilities:
Employees and social debts	7,987	7,497	7,383
Provisions	—	77	—
Others	1,193	781	1,516
Total other current liabilities	$9,180	$8,355	$8,899
Contract liabilities:
License and development services agreements (See Note 19)	8,201	5,774	5,485
Deferred revenue	476	190	367
	$8,677	$5,964	$5,852
As of December 31, 2021,trade payables included the current portion of a supplier debt related to acquisition of certain intangible assets of $244,000. In the year ended December 31, 2021, the Company contracted a new supplier debt related to the acquisition of certain intangible assets. As of December 31, 2021, $279,000 remained of this liability ($184,000 as the non-current portion). In the year ended December 31, 2022, the Company contracted a new supplier debt related to the acquisition of certain intangible assets. As of December 31, 2022, $3,350,000 remained of this liability ($786,000 as the non-current portion). As of December 31, 2023, $1,587,000 remained as current portion. In January 2020, the Company entered into an agreement with a technology company based in Israel to transfer a team of engineers to the Company for the purpose of accelerating 5G new product development. The remaining amount to be paid in June 2024 for this agreement is $1,430,000. This amount has been discounted and as of December 31, 2023, $1,288,000 is included in current trade payables ($1,002,000 and $780,000 as of December 31, 2022 and 2021, respectively), and the Company records interest expense associated with this amount each reporting period.
Terms and conditions of the above financial liabilities:
•Trade payables are non-interest bearing and are generally settled on 30-day terms.
•Other current liabilities, primarily accrued compensation and related social charges, are non-interest bearing.
•Certain upfront payments received from strategic partners are deemed to include a financing component, and as such, bear interest.
Deferred revenue is primarily related to maintenance services. At December 31, 2021, 2022 and 2023, deferred revenue totaled $476,000 (recognized in 2022), $190,000 (recognized in 2023) and $367,000 (expected to be recognized during 2024), respectively.